PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Depreciation expenses	$ 1,221,991	$ 1,155,061	$ 1,462,562
Indirect existing debt	1,762,611	1,633,504
Indirect book value	$ 3,866,237	3,258,950
Bottom of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Financial leasing contracts term	12 years
Top of range [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Financial leasing contracts term	18 years
Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Depreciation expenses	$ 400,384	391,138	375,510
Construction in progress [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Pre-delivery payments to aircraft manufacturers	348,148	612,236
Depreciation expenses
Airbus SAS [Member] | Aircraft Purchase Agreement [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	5,640,000
The Boeing Company [Member] | Aircraft Purchase Contracts [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	$ 1,750,000